Note 13 - Related Parties	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
13
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RELATED
PARTIES

David A. Taft, a director, is the president of IBS Capital LLC (“IBS”), a Massachusetts limited liability company, whose principal business is investing in securities. IBS is the general partner of the IBS Turnaround Fund (QP), which is a Massachusetts limited partnership, IBS Turnaround Fund (LP), which is a Massachusetts limited partnership and the IBS Opportunity Fund, Ltd.

Mr. Taft participated in the Series A Note financing described in Note 8, with the following investments, which were utilized by the Company to fund its operations:

Investor	Investment	OID/Discount	Principal	Shares Issuable at 0.92 (excluding interest)

IBS Turnaround Fund (A Limited Partnership)	$531,960	$0.66	$806,000	876,087

IBS Turnaround Fund QP (A Limited Partnership)	1,118,040	0.66	1,694,000	1,841,304

IBS Opportunity Fund, Ltd.	350,000	0.66	530,303	576,416
	$2,000,000		$3,030,303	3,293,807